Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Line Items]
Restricted cash	$ 3,930,000		$ 3,930,000	$ 0
Customer deposits	968,000		391,000	1,115,000
Recognized revenue	100,000	$ 531,000	724,000	2,442,000
Backlog relating to remaining performance obligations	134,700,000
Stock-based compensation expense for employees	950,000	435,000	939,000	640,000
Stock-based compensation for directors	14,000	39,000	108,000	157,000
Expenditures for repairs and improvements			10,000
Contract costs receivable				296,000
Customer deposits balance					$ 3,557,000
Freight expenses			52,000	67,000
Director [Member]
Summary of Significant Accounting Policies [Line Items]
Stock-based compensation for directors	429,000	39,000	108,000	157,000
Long-Term Agreements [Member]
Summary of Significant Accounting Policies [Line Items]
Backlog relating to remaining performance obligations	134,700,000		136,800,000
Share-Based Payment Arrangement, Employee [Member]
Summary of Significant Accounting Policies [Line Items]
Stock-based compensation expense for employees	$ 535,000	$ 435,000	$ 939,000	$ 640,000